20. Indirect taxes, charges and contributions payable (Tables)	12 Months Ended
Dec. 31, 2017
Indirect Taxes Charges And Contributions Payable Tables
Schedule of indirect taxes charges and contributions payable
	2017	2016

ICMS	236,230	381,659
ANATEL taxes and charges	20,431	19,537
ISS	47,485	45,325
Other	3,647	6,721
	307,793	453,242

Current portion	(305,266)	(453,130)
Non-current portion	2,527	112